Loan Payable (Tables)	6 Months Ended
Jun. 30, 2020
Loan Payable Tables Abstract
Schedule of Loans Payable
		June 30, 2020	December 31, 2019
Loan payable at 8%, matures 7/1/2020	* {a}	$620,000	$620,000
Loan payable at 1%, matures 4/23/2022	*	84,200	—
Total		704,200	620,000
Less: short term loans		657,422	620,000
Total long-term loans		$46,778	$—

{a} - On July 1, 2020 the Company extended the note to December 31, 2020 based on the same terms and conditions.
* - unsecured note